Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 22, 2020
Registrant Name	dei_EntityRegistrantName	BlackRock ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001761055
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Sep. 25, 2020
Prospectus Date	rr_ProspectusDate	Sep. 22, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A